Lease liabilities	6 Months Ended
Feb. 28, 2022
Lease Liabilities
Lease liabilities

12.	Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$

Balance, August 31, 2020	35,457	536,691	572,148
Acquired	-	-	-
Interest expense	1,078	17,507	18,585
Payments	(6,690)	(103,185)	(109,875)
Effect of foreign exchange	-	1,453	1,453
Balance, February 28, 2021	29,845	452,466	482,311

Balance, August 31, 2021	24,048	563,503	587,551
Acquired	-	-	-
Held for sale - Eden Games	-	(18,456)	(18,456)
Interest expense	701	15,262	15,963
Payments	(6,690)	(134,387)	(141,077)
Effect of foreign exchange	-	(2,696)	(2,696)
Balance, February 28, 2022	18,059	423,226	441,285

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2021:
Less than one year	11,785	182,773	194,558
Greater than one year	18,060	269,693	287,753
Total lease obligation	29,845	452,466	482,311

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2022:
Less than one year	12,575	142,968	155,543
Greater than one year	5,484	280,258	285,742
Total lease obligation	18,059	423,226	441,285

The future minimum undiscounted lease payments as of February 28, 2022, are presented below:

Total
$
Current	176,070
2 years	171,400
3 years	121,988
4 years	7,505
Total undiscounted lease obligation	476,963